Intrepid Small Cap Fund | Intrepid Small Cap Fund
Intrepid Small Cap Fund
Investment Objective:
The Intrepid Small Cap Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Intrepid Small Cap Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 30 days or less)	2.00%	2.00%
Exchange Fee	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Intrepid Small Cap Fund		Investor Class	Institutional Class
Management Fees		1.00%	1.00%
Distributions and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.20%	0.20%
Total Annual Fund Operating Expenses		1.45%	1.20%
Fee Waiver and/or Expense Reimbursement	[2]	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.41%	1.16%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds. The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund in the table above differs from the Ratio of Expenses to Average Net Assets found within the "Financial Highlights" section of the statutory prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.
[2]	Intrepid Capital Management, Inc. (the "Adviser") has contractually agreed to reduce its fees and/or reimburse the Investor Class shares of the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding AFFE) do not exceed 1.40% of the average daily net assets for the Investor Class, and do not exceed 1.15% of the average daily net assets for the Institutional Class shares of the Fund. This agreement will continue in effect until January 31, 2014 with successive renewal terms of one year unless terminated by the Board of Trustees prior to any such renewal. The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three fiscal years provided that after giving effect to such reimbursement, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding AFFE) for the Investor Class shares do not exceed 1.40% and for Institutional Class shares do not exceed 1.15% of the Fund's average daily net assets in the year of reimbursement. "Other Expenses" are presented before any waivers or expense reimbursements.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Intrepid Small Cap Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	144	455	788	1,732
Institutional Class	118	377	656	1,451

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.

Principal Investment Strategies:
Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. The Fund defines small capitalization companies to include companies having a capitalization that does not exceed the upper limit of the capitalization ranges of the highest of the Russell 2000 Index, the S&P SmallCap 600 Index or the Dow Jones US Small Cap Total Stock Market Index during the most recent 12 months.  For the 12 months ended December 31, 2012 this limit was approximately $4.84 billion.

The Fund invests in undervalued equity securities and believes an equity security is undervalued if the market value of the outstanding equity security is less than the intrinsic value of the company issuing the equity security.  The Fund considers the intrinsic value of a company to be the present value of a company’s expected future stream of free cash flows discounted by an appropriate discount rate. After estimating the intrinsic value of a company, the Fund adjusts for debt, cash, and other potential capital (such as minority interest) on the company’s balance sheet. The Fund then makes buy/sell decisions by comparing a company’s market value with its intrinsic value estimates.  The Fund seeks to invest in internally financed companies generating cash in excess of their business needs, with predictable revenue streams, and in industries with high barriers to entry.  In determining the presence of these factors, the Fund’s investment adviser reviews periodic reports filed with the Securities and Exchange Commission as well as industry publications.  The Fund may engage in short-term trading.

In certain market conditions, the Adviser may determine that it is appropriate for the Fund to hold a significant cash position for an extended period of time. The Fund expects that it may maintain substantial cash positions when the Adviser determines that such cash holdings, given the risks the Adviser believes to be present in the market, are more beneficial to shareholders than investment in additional securities.

Principal Risks:
There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The following risks could affect the value of your investment:

•	Market Risk: The risk that certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market;

•
Value Investing Risk:  The risk associated with the Fund’s investment in companies it considers undervalued relative to their peers or the general stock market where these securities may decline or may not reach what the investment adviser believes are their full value;

•
Small-Capitalization Risk:  The risk of investing in the stocks of smaller companies.  Small companies can be more sensitive to changing economic conditions.  Stocks of smaller companies are more volatile, often have less trading volume than those of larger companies and are more difficult to sell at quoted market prices;

•
Non-Diversification Risk: Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares;

•	Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

•
High Portfolio Turnover Risk: High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) which a Fund must pay, and will increase realized gains (or losses) to investors, which may lower a Fund's after-tax performance.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance from year to year for Investor Class shares (the Class with the longest period of annual returns).  The table shows how the Fund’s average annual returns over time compare with those of a broad measure of market performance.  The performance for the Institutional Class shares would differ only to the extent that the Institutional Class shares have different expenses than the Investor Class shares. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.intrepidcapitalfunds.com.

Intrepid Small Cap Fund - Investor Class Calendar Year Total Returns as of 12/31

During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter	June 20, 2009	22.51%
Worst Quarter	September 30, 2011	-9.11%

Average Annual Total Returns (For the periods ended December 31, 2012)
Average Annual Returns Intrepid Small Cap Fund	1 Year	5 Years	Since Inception	Inception Date
Investor Class	8.87%	11.35%	11.51%	Oct. 03, 2005
Institutional Class	9.08%		11.35%	Nov. 03, 2009
After Taxes on Distributions Investor Class	6.71%	9.53%	10.02%
After Taxes on Distributions and Sales Investor Class	6.58%	9.06%	9.44%
Russell 2000 Total Return Index - Investor Class (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	4.73%
Russell 2000 Total Return Index - Institutional Class (reflects no deduction for fees, expenses or taxes)	16.35%	3.56%	14.98%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.